Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how we align executive compensation with performance, refer to “Executive Compensation and Related Information – Compensation Discussion and Analysis.”

	Summary						Average Summary	Average	Value of Initial Fixed $100 Investment Based on:
Year (a)	Compensation Table Total for First PEO(1) (b)	Compensation Actually Paid to First PEO(2) (c)	Summary Compensation Table Total for Second PEO(3) (d)	Compensation Actually Paid to Second PEO(4) (e)	Summary Compensation Table Total for Third PEO(5) (f)	Compensation Actually Paid to Third PEO(6) (g)	Compensation Table Total for Non-PEO NEOs(7) (h)	Compensation Actually Paid to Non-PEO NEOs(8) (i)	Total Shareholder Return (TSR)(9) (j)	Peer Group 1 TSR(10) (k)	Peer Group 2 TSR(10) (k)	Net Income (millions)(11) (l)	Adjusted EBITDA (millions)(12) (m)

2024	$4,212,044	$(862,208)	$1,278,846	$859,183	$—	$—	$943,810	$341,797	$77.41	$165.34	$197.28	$7.2	$122.2
2023	$3,820,360	$904,036	$—	$—	$—	$—	$1,016,764	$682,786	$132.11	$163.68	$168.39	$48.9	$97.3
2022	$3,892,778	$7,338,779	$—	$—	$—	$—	$797,339	$951,584	$145.93	$136.42	$127.72	$60.3	$109.2
2021	$2,693,823	$2,968,343	$—	$—	$—	$—	$750,142	$409,365	$127.98	$145.27	$140.98	$33.5	$72.4
2020	$2,017,024	$2,624,286	$—	$—	$1,048,702	$1,369,766	$845,446	$801,284	$129.44	$122.68	$111.97	$36.8	$66.4

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. McGaugh, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Related Information – Executive Compensation Tables – Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent the amount of CAP for Mr. McGaugh, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McGaugh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McGaugh’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to First PEO
2024	$4,212,044	$2,309,156	$(2,765,096)	$(862,208)
2023	$3,820,360	$2,321,216	$(595,108)	$904,036
2022	$3,892,778	$2,100,001	$5,546,001	$7,338,779
2021	$2,693,823	$1,419,006	$1,693,526	$2,968,343
2020	$2,017,024	$1,249,999	$1,857,261	$2,624,286

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$(2,379,687)	—	$178,789	$(520,027)	$(44,172)	$(2,765,096)
2023	$1,430,021	$(1,961,566)	—	$(188,128)	—	$124,565	$(595,108)
2022	$3,626,614	$1,729,636	—	$(49,030)	—	$238,780	$5,546,001
2021	$1,382,320	$202,340	—	$17,292	—	$91,574	$1,693,526
2020	$1,814,792	—	—	—	—	$42,468	$1,857,261

(3)
Amount reported in column (d) is the amount of total compensation reported for Dave Basque, who served as our interim Chief Executive Officer for a portion of 2024, included in the “Total” column of the Summary Compensation Table for 2024.
(4)
Amount reported in column (e) represents the CAP for Mr. Basque in 2024, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Basque during 2024. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the CAP for 2024:

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Second PEO
2024	$1,278,846	$253,190	$(166,473)	$859,183

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$54,231	$(245,552)	—	$20,798	—	$4,049	$(166,473)

(5)
Amount reported in column (f) is the amount of total compensation reported for Andrean Horton, who served as our interim Chief Executive Officer for a portion of 2020, included in the “Total” column of the Summary Compensation Table for 2020.
(6)
Amount reported in column (g) represents the CAP for Ms. Horton in 2020, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Horton during 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the CAP for 2020:

Year	Reported Summary Compensation Table Total for Third PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Third PEO
2020	$1,048,702	$389,993	$711,057	$1,369,766
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	$566,205	$138,935	—	$(17,261)	—	$23,178	$711,057
(7)
Amounts reported in column (h) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non–CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Grant Fitz, Jeff Baker, and Jim Gurnee; (ii) for 2023, Grant Fitz, Monica Vinay, Jeff Baker, and Jim Gurnee; (iii) for 2022, Sonal Robinson, Monica Vinay, Jeff Baker, Jim Gurnee, and Paul Johnson; (iv) for 2021, Sonal Robinson, Dan Hoehn, Andrean Horton, and Tom Harmon; and (v) for 2020, Kevin Brackman, Dan Hoehn, and Tom Harmon.
(8)
Amounts reported in column (i) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$943,810	$391,831	$(210,183)	$341,797
2023	$1,016,764	$457,533	$123,555	$682,786
2022	$797,339	$183,967	$338,212	$951,584
2021	$750,142	$296,973	$(43,804)	$409,365
2020	$845,446	$263,333	$219,171	$801,284

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$70,074	$(304,942)	$22,395	$(7,053)	$—	$9,343	$(210,183)
2023	$328,872	$(97,458)	$—	$(8,998)	$(107,885)	$9,023	$123,555
2022	$294,838	$108,664	$—	$(2,750)	$(76,160)	$13,620	$338,212
2021	$136,391	$4,108	$—	$4,682	$(189,492)	$507	$(43,804)
2020	$192,886	$51,231	$49,913	$(23,265)	$(61,129)	$9,536	$219,171

(9)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(10)
Represents the TSR from the following two peer groups, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated: (1) S&P 600 Materials (Sector), and (2) S&P 600 Industrials (Sector). The blended weighted TSR of these two peer groups is currently used by the Company to determine the Company’s relative TSR performance for purposes of applying a potential positive or negative modifier in connection with the settlement of the Company’s long-term performance-based incentive awards, as described under “Executive Compensation and Related Information – Compensation Discussion and Analysis – 2023 Long-Term Incentives.” Information regarding the TSR of the S&P 600 Materials (Sector) is included in the five year cumulative total return chart included in the Company’s 2023 Annual Report on Form 10-K.
(11)
Amounts represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(12)
Adjusted EBITDA is defined as net income plus depreciation and amortization, interest expense (net), income tax provision, and restructuring or other unusual charges. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. McGaugh, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Related Information – Executive Compensation Tables – Summary Compensation Table.”
(3)
Amount reported in column (d) is the amount of total compensation reported for Dave Basque, who served as our interim Chief Executive Officer for a portion of 2024, included in the “Total” column of the Summary Compensation Table for 2024.
(5)
Amount reported in column (f) is the amount of total compensation reported for Andrean Horton, who served as our interim Chief Executive Officer for a portion of 2020, included in the “Total” column of the Summary Compensation Table for 2020.

Peer Group Issuers, Footnote	Represents the TSR from the following two peer groups, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated: (1) S&P 600 Materials (Sector), and (2) S&P 600 Industrials (Sector). The blended weighted TSR of these two peer groups is currently used by the Company to determine the Company’s relative TSR performance for purposes of applying a potential positive or negative modifier in connection with the settlement of the Company’s long-term performance-based incentive awards, as described under “Executive Compensation and Related Information – Compensation Discussion and Analysis – 2023 Long-Term Incentives.” Information regarding the TSR of the S&P 600 Materials (Sector) is included in the five year cumulative total return chart included in the Company’s 2023 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP for Mr. McGaugh, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McGaugh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McGaugh’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to First PEO
2024	$4,212,044	$2,309,156	$(2,765,096)	$(862,208)
2023	$3,820,360	$2,321,216	$(595,108)	$904,036
2022	$3,892,778	$2,100,001	$5,546,001	$7,338,779
2021	$2,693,823	$1,419,006	$1,693,526	$2,968,343
2020	$2,017,024	$1,249,999	$1,857,261	$2,624,286

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$(2,379,687)	—	$178,789	$(520,027)	$(44,172)	$(2,765,096)
2023	$1,430,021	$(1,961,566)	—	$(188,128)	—	$124,565	$(595,108)
2022	$3,626,614	$1,729,636	—	$(49,030)	—	$238,780	$5,546,001
2021	$1,382,320	$202,340	—	$17,292	—	$91,574	$1,693,526
2020	$1,814,792	—	—	—	—	$42,468	$1,857,261
(4)
Amount reported in column (e) represents the CAP for Mr. Basque in 2024, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Basque during 2024. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the CAP for 2024:

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Second PEO
2024	$1,278,846	$253,190	$(166,473)	$859,183

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$54,231	$(245,552)	—	$20,798	—	$4,049	$(166,473)

Non-PEO NEO Average Total Compensation Amount	$ 943,810	$ 1,016,764	$ 797,339	$ 750,142	$ 845,446
Non-PEO NEO Average Compensation Actually Paid Amount	$ 341,797	682,786	951,584	409,365	801,284
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$943,810	$391,831	$(210,183)	$341,797
2023	$1,016,764	$457,533	$123,555	$682,786
2022	$797,339	$183,967	$338,212	$951,584
2021	$750,142	$296,973	$(43,804)	$409,365
2020	$845,446	$263,333	$219,171	$801,284

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$70,074	$(304,942)	$22,395	$(7,053)	$—	$9,343	$(210,183)
2023	$328,872	$(97,458)	$—	$(8,998)	$(107,885)	$9,023	$123,555
2022	$294,838	$108,664	$—	$(2,750)	$(76,160)	$13,620	$338,212
2021	$136,391	$4,108	$—	$4,682	$(189,492)	$507	$(43,804)
2020	$192,886	$51,231	$49,913	$(23,265)	$(61,129)	$9,536	$219,171

Compensation Actually Paid vs. Total Shareholder Return

Analysis of Information Presented in Pay versus Performance Table

As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a strong pay-for-performance philosophy with an emphasis on variable, performance-based compensation. While the Company uses several objective metrics to align executive compensation with our financial performance, we do not specifically align such metrics with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following tables to reflect the relationships between certain of the information presented in the Pay versus Performance table and CAP. The CAP vs. TSR table includes TSR information from the following two peer groups, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated: (1) S&P 600 Materials (Sector), and (2) S&P 600 Industrials (Sector). The TSR information from the S&P 600 Industrials (Sector) is included as supplemental information. The blended weighted TSR of these two peer groups is currently used by the Company to determine the Company’s relative TSR performance for purposes of applying a potential positive or negative modifier in connection with the settlement of the Company’s long-term performance-based incentive awards, as described under “Executive Compensation and Related Information – Compensation Discussion and Analysis – 2024 Long-Term Incentives.”

Compensation Actually Paid vs. Net Income

Analysis of Information Presented in Pay versus Performance Table

As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a strong pay-for-performance philosophy with an emphasis on variable, performance-based compensation. While the Company uses several objective metrics to align executive compensation with our financial performance, we do not specifically align such metrics with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following tables to reflect the relationships between certain of the information presented in the Pay versus Performance table and CAP. The CAP vs. TSR table includes TSR information from the following two peer groups, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated: (1) S&P 600 Materials (Sector), and (2) S&P 600 Industrials (Sector). The TSR information from the S&P 600 Industrials (Sector) is included as supplemental information. The blended weighted TSR of these two peer groups is currently used by the Company to determine the Company’s relative TSR performance for purposes of applying a potential positive or negative modifier in connection with the settlement of the Company’s long-term performance-based incentive awards, as described under “Executive Compensation and Related Information – Compensation Discussion and Analysis – 2024 Long-Term Incentives.”

Compensation Actually Paid vs. Company Selected Measure

Analysis of Information Presented in Pay versus Performance Table

As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a strong pay-for-performance philosophy with an emphasis on variable, performance-based compensation. While the Company uses several objective metrics to align executive compensation with our financial performance, we do not specifically align such metrics with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following tables to reflect the relationships between certain of the information presented in the Pay versus Performance table and CAP. The CAP vs. TSR table includes TSR information from the following two peer groups, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated: (1) S&P 600 Materials (Sector), and (2) S&P 600 Industrials (Sector). The TSR information from the S&P 600 Industrials (Sector) is included as supplemental information. The blended weighted TSR of these two peer groups is currently used by the Company to determine the Company’s relative TSR performance for purposes of applying a potential positive or negative modifier in connection with the settlement of the Company’s long-term performance-based incentive awards, as described under “Executive Compensation and Related Information – Compensation Discussion and Analysis – 2024 Long-Term Incentives.”

Total Shareholder Return Vs Peer Group

Analysis of Information Presented in Pay versus Performance Table

As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a strong pay-for-performance philosophy with an emphasis on variable, performance-based compensation. While the Company uses several objective metrics to align executive compensation with our financial performance, we do not specifically align such metrics with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following tables to reflect the relationships between certain of the information presented in the Pay versus Performance table and CAP. The CAP vs. TSR table includes TSR information from the following two peer groups, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated: (1) S&P 600 Materials (Sector), and (2) S&P 600 Industrials (Sector). The TSR information from the S&P 600 Industrials (Sector) is included as supplemental information. The blended weighted TSR of these two peer groups is currently used by the Company to determine the Company’s relative TSR performance for purposes of applying a potential positive or negative modifier in connection with the settlement of the Company’s long-term performance-based incentive awards, as described under “Executive Compensation and Related Information – Compensation Discussion and Analysis – 2024 Long-Term Incentives.”

Tabular List, Table

Financial Performance Measures

As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects an objective pay-for-performance philosophy. The metrics that the Company uses for both our short-term and long-term incentive awards are selected based on an overall objective of providing incentives to our named executive officers to increase the value of our enterprise for our shareholders. In addition to Adjusted EBITDA, which is the sole financial performance metric currently used in our short-term incentive plan, and relative TSR, which is included as a modifier to our Adjusted EPS performance in the current design of our long-term incentive plan, the most important financial performance measures used by the Company to measure and internally manage our performance and to align the executive compensation actually paid to our NEOs with the Company’s performance are as follows:

•
Sales
•
Adjusted EBITDA Margin (Percentage of Sales)
•
Earnings per share (EPS)

Total Shareholder Return Amount	$ 77.41	132.11	145.93	127.98	129.44
Peer Group Total Shareholder Return Amount	165.34	163.68	136.42	145.27	122.68
Net Income (Loss)	$ 7,200,000	$ 48,900,000	$ 60,300,000	$ 33,500,000	$ 36,800,000
Company Selected Measure Amount	122,200,000	97,300,000	109,200,000	72,400,000	66,400,000
Peer Group 2 Total Shareholder Return Amount	$ 197.28	$ 168.39	$ 127.72	$ 140.98	$ 111.97
Measure:: 1
Pay vs Performance Disclosure
Name	Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin (Percentage of Sales)
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per share (EPS)
Michael Mc Gaugh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,212,044	3,820,360	3,892,778	2,693,823	2,017,024
PEO Actually Paid Compensation Amount	$ (862,208)	$ 904,036	$ 7,338,779	$ 2,968,343	$ 2,624,286
PEO Name	Mr. McGaugh	Mr. McGaugh	Mr. McGaugh	Mr. McGaugh	Mr. McGaugh
Dave Basque [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,278,846	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 859,183	0	0	0	0
PEO Name	Dave Basque
Andrean Horton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	0	1,048,702
PEO Actually Paid Compensation Amount	0	0	0	0	$ 1,369,766
PEO Name					Andrean Horton
PEO | Michael Mc Gaugh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,309,156)	(2,321,216)	(2,100,001)	(1,419,006)	$ (1,249,999)
PEO | Michael Mc Gaugh [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,765,096)	(595,108)	5,546,001	1,693,526	1,857,261
PEO | Michael Mc Gaugh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,430,021	3,626,614	1,382,320	1,814,792
PEO | Michael Mc Gaugh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,379,687)	(1,961,566)	1,729,636	202,340	0
PEO | Michael Mc Gaugh [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Michael Mc Gaugh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,789	(188,128)	(49,030)	17,292	0
PEO | Michael Mc Gaugh [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(520,027)	0	0	0	0
PEO | Michael Mc Gaugh [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,172)	124,565	238,780	91,574	42,468
PEO | Dave Basque [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,190)
PEO | Dave Basque [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,473)
PEO | Dave Basque [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,231
PEO | Dave Basque [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(245,552)
PEO | Dave Basque [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dave Basque [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,798
PEO | Dave Basque [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dave Basque [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,049
PEO | Andrean Horton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(389,993)
PEO | Andrean Horton [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					711,057
PEO | Andrean Horton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					566,205
PEO | Andrean Horton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					138,935
PEO | Andrean Horton [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Andrean Horton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(17,261)
PEO | Andrean Horton [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Andrean Horton [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					23,178
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,831	457,533	183,967	296,973	263,333
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,183)	123,555	338,212	(43,804)	219,171
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,074	328,872	294,838	136,391	192,886
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(304,942)	(97,458)	108,664	4,108	51,231
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,395	0	0	0	49,913
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,053)	(8,998)	(2,750)	4,682	(23,265)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(107,885)	(76,160)	(189,492)	(61,129)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,343	$ 9,023	$ 13,620	$ 507	$ 9,536